Restatement (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 125,341	$ 22,437		$ 35,414
Prepaid Expenses		11,430		9,166
Total current assets	266,862	33,867		44,580
Property and equipment, net	6,603	5,100		3,647
Total assets	273,465	38,967		48,227
Current liabilities:
Accounts Payable	163,087	220,740		188,265
Accounts payable, related parties	53,436	52,489		54,668
Accrued interest		18,026		7,792
Accrued interest, related parties	4,770	3,570		1,170
Convertible notes payable, net of discounts of $334,869		153,024		41,815
Notes payable, related parties	30,000	30,000		30,000
Derivative liabilities	6,253,880	221,822		150,076
Total current liabilities	6,505,173	699,671		473,786
Total liabilities	6,505,173	699,671		473,786
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 shares issued and outstanding	2,000	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 125,714,852 shares issued and outstanding	5,222	3,046		823
Additional paid in capital	12,902,891	11,899,504		10,370,651
Accumulated deficit	(19,141,821)	(12,565,254)		(10,797,033)
Total stockholders' equity (deficit)	(6,231,708)	(660,704)		(425,559)	$ (67,759)
Total liabilities and stockholders' equity (deficit)	$ 273,465	$ 38,967		48,227
As Originally Reported [Member]
Current assets:
Cash			$ 38,588	35,414
Prepaid Expenses			11,545	9,166
Total current assets			50,133	44,580
Property and equipment, net			6,157	3,647
Total assets			56,290	48,227
Current liabilities:
Accounts Payable			143,703	188,265
Accounts payable, related parties			51,298	54,668
Accrued interest			22,079	7,792
Accrued interest, related parties			2,370	1,170
Judgment payable			340,647
Convertible notes payable, net of discounts of $334,869			210,548	42,655
Notes payable, related parties			30,000	30,000
Derivative liabilities
Total current liabilities			800,645	324,550
Total liabilities			800,645	324,550
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 shares issued and outstanding			2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 125,714,852 shares issued and outstanding			1,257	823
Additional paid in capital			11,167,420	10,500,651
Accumulated deficit			(11,915,032)	(10,777,797)
Total stockholders' equity (deficit)			(744,355)	(276,323)
Total liabilities and stockholders' equity (deficit)			56,290	48,227
Adjustment [Member]
Current assets:
Cash
Prepaid Expenses
Total current assets
Property and equipment, net
Total assets
Current liabilities:
Accounts Payable
Accounts payable, related parties
Accrued interest
Accrued interest, related parties
Judgment payable
Convertible notes payable, net of discounts of $334,869			(27,283)	(840)
Notes payable, related parties
Derivative liabilities			507,352	150,076
Total current liabilities			480,069	149,236
Total liabilities			480,069	149,236
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 125,714,852 shares issued and outstanding
Additional paid in capital			(383,637)	(130,000)
Accumulated deficit			(96,432)	(19,236)
Total stockholders' equity (deficit)			(480,069)	(149,236)
Total liabilities and stockholders' equity (deficit)
As Restated [Member]
Current assets:
Cash			38,588	35,414
Prepaid Expenses			11,545	9,166
Total current assets			50,133	44,580
Property and equipment, net			6,157	3,647
Total assets			56,290	48,227
Current liabilities:
Accounts Payable			143,703	188,265
Accounts payable, related parties			51,298	54,668
Accrued interest			22,079	7,792
Accrued interest, related parties			2,370	1,170
Judgment payable			340,647
Convertible notes payable, net of discounts of $334,869			183,265	41,815
Notes payable, related parties			30,000	30,000
Derivative liabilities			507,352	150,076
Total current liabilities			1,280,714	473,786
Total liabilities			1,280,714	473,786
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 2,000,000 shares issued and outstanding			2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 125,714,852 shares issued and outstanding			1,257	823
Additional paid in capital			10,783,783	10,370,651
Accumulated deficit			(12,011,464)	(10,797,033)
Total stockholders' equity (deficit)			(1,224,424)	(425,559)
Total liabilities and stockholders' equity (deficit)			$ 56,290	$ 48,227